34) Insurance technical provisions and pension plans (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Technical Provisions And Pension Plans Details 4Abstract
At the beginning of the year	R$ 238,319,314	R$ 224,707,223
Receipt of premiums net of fees	25,979,731	29,325,335
Payment of benefits	(1,124,913)	(1,068,408)
Payment of redemptions	(26,326,995)	(24,183,246)
Adjustment for inflation and interest	11,942,820	15,831,077
Others	(4,068,969)	(6,292,667)
At the end of the year	R$ 244,720,988	R$ 238,319,314